UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT
Franklin Real Estate
Securities Trust
A Series of Franklin Real Estate Securities Trust
October 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 13
Notes to Financial Statements 16
Shareholder Information 23
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
This semiannual report for Franklin Real Estate Securities
Fund covers the period ended October 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in equity securities of companies operating in the
real estate industry predominantly in the U.S., including real estate investment trusts (REITs)
1
and companies that derive
at least half of their assets or revenues from the ownership, construction, management, operation, development or sale
of commercial or residential real estate.
Performance Overview
The Fund’s Class A shares posted a -11.35% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI U.S. IMI Real Estate 25/50
Index, which tracks the large, mid- and small-cap segments
of the U.S. REIT universe, posted a -10.54% cumulative total return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition
10/31/23
% of Total
Net Assets
Industrial REITs 14.3%
Retail REITs 13.3%
Telecom Tower REITs 13.0%
Data Center REITs 10.9%
Health Care REITs 10.0%
Multi-Family Residential REITs 9.0%
Single-Family Residential REITs 7.6%
Self-Storage REITs 5.8%
Other Specialized REITs 3.9%
Hotel & Resort REITs 3.5%
Office REITs 3.0%
Timber REITs 2.3%
Real Estate Services 1.5%
Other
*
1.5%
Short-Term Investments & Other Net Assets 0.4%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
10/31/23
Company
Sub-Industry
% of Total
Net Assets
a a
Prologis, Inc. 9.3%
Industrial REITs
American Tower Corp. 8.5%
Telecom Tower REITs
Equinix, Inc. 8.1%
Data Center REITs
Public Storage 5.8%
Self-Storage REITs
Welltower, Inc. 5.7%
Health Care REITs
VICI Properties, Inc. 3.9%
Other Specialized REITs
American Homes 4 Rent 3.8%
Single-Family Residential REITs
Equity LifeStyle Properties, Inc. 3.8%
Single-Family Residential REITs
AvalonBay Communities, Inc. 3.4%
Multi-Family Residential REITs
Realty Income Corp. 3.4%
Retail REITs
1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Franklin Real
Estate Securities Fund. We look forward to serving your
future investment needs.
Blair Schmicker, CFA
Daniel Scher
Portfolio Management Team
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2023
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month -11.35% -16.20%
1-Year -7.31% -12.41%
5-Year +12.73% +1.28%
10-Year +54.27% +3.84%
Advisor
6-Month -11.17% -11.17%
1-Year -7.02% -7.02%
5-Year +14.16% +2.68%
10-Year +58.21% +4.69%
See page 5 for Performance Summary footnotes.

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/23–10/31/23)
Share Class
Net Investment
Income
A $0.1781
C $0.1142
R6 $0.2221
Advisor $0.1989
Total Annual Operating Expenses

Share Class
A 1.05%
Advisor 0.80%

Your Fund’s Expenses
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $886.50 $5.30 $1,019.51 $5.68 1.12%
C $1,000 $883.60 $8.84 $1,015.75 $9.46 1.87%
R6 $1,000 $888.90 $2.99 $1,021.97 $3.20 0.63%
Advisor $1,000 $888.30 $4.12 $1,020.78 $4.40 0.87%

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.61 $21.91 $20.66 $17.11 $21.69 $19.64
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.31 0.09 0.14 0.33 0.39
Net realized and unrealized gains (losses) (2.20) (3.97) 2.44 4.91 (1.41) 2.69
Total from investment operations ........ (1.98) (3.66) 2.53 5.05 (1.08) 3.08
Less distributions from:
Net investment income .............. (0.18) (0.23) (0.18) (0.21) (0.28) (0.37)
Net realized gains ................. — (0.41) (1.10) (1.29) (3.22) (0.66)
Total distributions ................... (0.18) (0.64) (1.28) (1.50) (3.50) (1.03)
Net asset value, end of period .......... $15.45 $17.61 $21.91 $20.66 $17.11 $21.69
Total return
c
....................... (11.35)% (16.70)% 11.99% 30.97% (6.96)% 16.32%
Ratios to average net assets
d
Expenses
e
........................ 1.12%
f
1.05%
f
1.11% 1.07%
f
1.00%
f
1.01%
f
Net investment income ............... 2.54% 1.66% 0.41% 0.77% 1.53% 1.89%
Supplemental data
Net assets, end of period (000’s) ........ $215,041 $262,766 $361,133 $318,415 $281,341 $338,260
Portfolio turnover rate ................ 8.67% 10.69% 22.14% 19.61% 53.37% 21.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.29 $20.39 $19.37 $16.12 $20.66 $18.77
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.14 0.15 (0.08) —
c
0.16 0.25
Net realized and unrealized gains (losses) (2.03) (3.69) 2.29 4.61 (1.31) 2.54
Total from investment operations ........ (1.89) (3.54) 2.21 4.61 (1.15) 2.79
Less distributions from:
Net investment income .............. (0.11) (0.15) (0.09) (0.07) (0.17) (0.24)
Net realized gains ................. — (0.41) (1.10) (1.29) (3.22) (0.66)
Total distributions ................... (0.11) (0.56) (1.19) (1.36) (3.39) (0.90)
Net asset value, end of period .......... $14.29 $16.29 $20.39 $19.37 $16.12 $20.66
Total return
d
....................... (11.64)% (17.38)% 11.13% 29.96% (7.62)% 15.49%
Ratios to average net assets
e
Expenses
f
......................... 1.87%
g
1.80%
g
1.87% 1.82%
g
1.75%
g
1.76%
g
Net investment income (loss) .......... 1.79% 0.89% (0.38)% 0.02% 0.78% 1.14%
Supplemental data
Net assets, end of period (000’s) ........ $6,520 $9,132 $17,704 $23,912 $28,634 $39,619
Portfolio turnover rate ................ 8.67% 10.69% 22.14% 19.61% 53.37% 21.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.99 $22.39 $21.03 $17.39 $21.97 $19.87
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.41 0.21 0.22 0.41 0.49
Net realized and unrealized gains (losses) (2.27) (4.07) 2.49 4.99 (1.43) 2.72
Total from investment operations ........ (1.98) (3.66) 2.70 5.21 (1.02) 3.21
Less distributions from:
Net investment income .............. (0.22) (0.33) (0.24) (0.28) (0.34) (0.45)
Net realized gains ................. — (0.41) (1.10) (1.29) (3.22) (0.66)
Total distributions ................... (0.22) (0.74) (1.34) (1.57) (3.56) (1.11)
Net asset value, end of period .......... $15.79 $17.99 $22.39 $21.03 $17.39 $21.97
Total return
c
....................... (11.11)% (16.29)% 12.56% 31.51% (6.61)% 16.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.62% 0.63% 0.73% 0.81% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.63%
e
0.57%
e
0.60% 0.67%
e
0.60%
e
0.58%
e
Net investment income ............... 3.29% 2.16% 0.93% 1.16% 1.93% 2.32%
Supplemental data
Net assets, end of period (000’s) ........ $16,551 $35,251 $37,871 $32,831 $3,589 $3,699
Portfolio turnover rate ................ 8.67% 10.69% 22.14% 19.61% 53.37% 21.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.91 $22.29 $20.97 $17.35 $21.93 $19.85
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.36 0.15 0.19 0.38 0.45
Net realized and unrealized gains (losses) (2.24) (4.06) 2.48 4.98 (1.42) 2.71
Total from investment operations ........ (1.99) (3.70) 2.63 5.17 (1.04) 3.16
Less distributions from:
Net investment income .............. (0.20) (0.27) (0.21) (0.26) (0.32) (0.42)
Net realized gains ................. — (0.41) (1.10) (1.29) (3.22) (0.66)
Total distributions ................... (0.20) (0.68) (1.31) (1.55) (3.54) (1.08)
Net asset value, end of period .......... $15.72 $17.91 $22.29 $20.97 $17.35 $21.93
Total return
c
....................... (11.17)% (16.52)% 12.25% 31.27% (6.71)% 16.62%
Ratios to average net assets
d
Expenses
e
........................ 0.87%
f
0.80%
f
0.86% 0.82%
f
0.75%
f
0.76%
f
Net investment income ............... 2.85% 1.91% 0.65% 1.01% 1.78% 2.14%
Supplemental data
Net assets, end of period (000’s) ........ $28,770 $40,211 $63,140 $67,206 $65,889 $75,240
Portfolio turnover rate ................ 8.67% 10.69% 22.14% 19.61% 53.37% 21.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited), October 31, 2023
Franklin Real Estate Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares a Value
a
Common Stocks 99.6%
Data Center REITs 10.9%
Digital Realty Trust, Inc. ................................ United States 59,888 $ 7,447,672
Equinix, Inc. ......................................... United States 29,631 21,619,963
29,067,635
Diversified REITs 0.6%
Broadstone Net Lease, Inc. .............................. United States 116,855 1,653,498
Health Care REITs 10.0%
Healthpeak Properties, Inc. .............................. United States 256,533 3,989,088
Sabra Health Care REIT, Inc. ............................ United States 146,051 1,992,136
Ventas, Inc. .......................................... United States 129,907 5,515,851
Welltower, Inc. ....................................... United States 182,303 15,242,354
26,739,429
Hotel & Resort REITs 3.5%
Host Hotels & Resorts, Inc. .............................. United States 365,024 5,650,571
Ryman Hospitality Properties, Inc. ......................... United States 44,491 3,808,430
9,459,001
Industrial REITs 14.3%
Americold Realty Trust, Inc. .............................. United States 143,631 3,766,005
First Industrial Realty Trust, Inc. .......................... United States 61,516 2,602,127
Prologis, Inc. ......................................... United States 246,898 24,874,973
Rexford Industrial Realty, Inc. ............................ United States 162,007 7,005,183
38,248,288
Multi-Family Residential REITs 9.0%
AvalonBay Communities, Inc. ............................ United States 55,216 9,151,500
Camden Property Trust ................................. United States 75,689 6,424,482
Independence Realty Trust, Inc. .......................... United States 157,445 1,950,744
UDR, Inc. ........................................... United States 206,917 6,582,030
24,108,756
Office REITs 3.0%
Alexandria Real Estate Equities, Inc. ....................... United States 52,348 4,875,169
Cousins Properties, Inc. ................................ United States 172,888 3,089,509
7,964,678
Other Specialized REITs 3.9%
VICI Properties, Inc. , A ................................. United States 372,029 10,379,609
Real Estate Development 0.9%
a
Howard Hughes Holdings, Inc. ........................... United States 36,776 2,439,352
a
Real Estate Services 1.5%
a
CBRE Group, Inc. , A ................................... United States 57,059 3,956,471
a
Retail REITs 13.3%
Brixmor Property Group, Inc. ............................. United States 124,154 2,581,162
NETSTREIT Corp. .................................... United States 138,721 1,976,774
Realty Income Corp. ................................... United States 189,341 8,970,977
Regency Centers Corp. ................................. United States 136,349 8,216,391
Simon Property Group, Inc. .............................. United States 46,319 5,089,995
SITE Centers Corp. .................................... United States 266,834 3,111,284
Spirit Realty Capital, Inc. ................................ United States 151,875 5,465,981
35,412,564

Franklin Real Estate Securities Trust
Schedule of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Self-Storage REITs 5.8%
Public Storage ....................................... United States 64,609 $ 15,422,814
Single-Family Residential REITs 7.6%
American Homes 4 Rent , A .............................. United States 311,021 10,182,827
Equity LifeStyle Properties, Inc. ........................... United States 153,646 10,109,907
20,292,734
Telecom Tower REITs 13.0%
American Tower Corp. .................................. United States 127,353 22,693,030
Crown Castle, Inc. ..................................... United States 60,615 5,635,983
SBA Communications Corp. , A ........................... United States 30,126 6,285,187
34,614,200
Timber REITs 2.3%
Weyerhaeuser Co. .................................... United States 212,952 6,109,593
Total Common Stocks (Cost $ 209,766,745 ) .....................................
265,868,622
Short Term Investments 0.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.035% .... United States 373,999 373,999
Total Money Market Funds (Cost $ 373,999 ) .....................................
373,999
Total Short Term Investments (Cost $ 373,999 ) ..................................
373,999
a
Total Investments (Cost $ 210,140,744 ) 99 .7% ...................................
$266,242,621
Other Assets, less Liabilities 0 .3% .............................................
638,168
Net Assets 100.0% ...........................................................
$266,880,789
See Abbreviations on page 22 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $215,040,945
Shares outstanding ........................................................................ 13,916,722
Net asset value per share
a
.................................................................. $15.45
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $16.35
Class C:
Net assets, at value ....................................................................... $6,519,563
Shares outstanding ........................................................................ 456,150
Net asset value and maximum offering price per share
a
............................................. $14.29
Class R6:
Net assets, at value ....................................................................... $16,550,692
Shares outstanding ........................................................................ 1,048,207
Net asset value and maximum offering price per share ............................................. $15.79
Advisor Class:
Net assets, at value ....................................................................... $28,769,589
Shares outstanding ........................................................................ 1,829,228
Net asset value and maximum offering price per share ............................................. $15.72
Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $209,766,745
Cost - Non-controlled affiliates (Not e 3 f ) ........................................................ 373,999
Value - Unaffiliated issuers .................................................................. $265,868,622
Value - Non-controlled affiliates (Not e 3 f ) ........................................................ 373,999
Receivables:
Investment securities sold ................................................................... 1,060,574
Capital shares sold ........................................................................ 200,349
Dividends ............................................................................... 51,389
Total assets .......................................................................... 267,554,933
Liabilities:
Payables:
Capital shares redeemed ................................................................... 278,072
Management fees ......................................................................... 124,827
Distribution fees .......................................................................... 52,242
Transfer agent fees ........................................................................ 157,030
Trustees' fees and expenses ................................................................. 1,047
Accrued expenses and other liabilities ........................................................... 60,926
Total liabilities ......................................................................... 674,144
Net assets, at value ................................................................. $266,880,789
Net assets consist of:
Paid-in capital ............................................................................. $213,603,164
Total distributable earnings (losses) ............................................................. 53,277,625
Net assets, at value ................................................................. $266,880,789
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the six months ended October 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $5,775,622
Non-controlled affiliates (Note 3 f ) ............................................................. 29,757
Other income (Note 1 b ) ...................................................................... 908
Total investment income ................................................................... 5,806,287
Expenses:
Management fees (Note 3 a ) ................................................................... 834,305
Distribution fees: (Note 3c )
    Class A ................................................................................ 308,814
    Class C ................................................................................ 39,946
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 329,375
    Class C ................................................................................ 10,638
    Class R6 ............................................................................... 11,358
    Advisor Class ............................................................................ 46,873
Custodian fees (Note 4 ) ...................................................................... 1,010
Reports to shareholders fees .................................................................. 19,911
Registration and filing fees .................................................................... 44,858
Professional fees ........................................................................... 34,195
Trustees' fees and expenses .................................................................. 1,792
Other .................................................................................... 13,789
Total expenses ......................................................................... 1,696,864
Expense reductions (Note 4 ) ............................................................... (899)
Expenses waived/paid by affiliates (Not e 3f and 3g) .............................................. (9,667)
Net expenses ......................................................................... 1,686,298
Net investment income ................................................................ 4,119,989
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,189,491
Foreign currency transactions ................................................................ (1,037)
Net realized gain (loss) .................................................................. 3,188,454
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (41,939,571)
Translation of other assets and liabilities denominated in foreign currencies .............................. 977
Net change in unrealized appreciation (depreciation) ............................................ (41,938,594)
Net realized and unrealized gain (loss) ............................................................ (38,750,140)
Net increase (decrease) in net assets resulting from operations .......................................... $(34,630,151)

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Real Estate Securities Fund
Six Months Ended
October 31, 2023
(unaudited)
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,119,989 $6,586,671
Net realized gain (loss) ................................................. 3,188,454 4,579,923
Net change in unrealized appreciation (depreciation) ........................... (41,938,594) (91,589,498)
Net increase (decrease) in net assets resulting from operations ................ (34,630,151) (80,422,904)
Distributions to shareholders:
Class A ............................................................. (2,558,529) (9,802,297)
Class C ............................................................. (57,357) (358,900)
Class R6 ............................................................ (339,892) (1,319,554)
Advisor Class ........................................................ (408,097) (1,640,687)
Total distributions to shareholders .......................................... (3,363,875) (13,121,438)
Capital share transactions: (Note 2 )
Class A ............................................................. (17,159,122) (28,369,411)
Class C ............................................................. (1,643,341) (5,221,123)
Class R6 ............................................................ (16,366,238) 5,025,208
Advisor Class ........................................................ (7,316,949) (10,376,813)
Total capital share transactions ............................................ (42,485,650) (38,942,139)
Net increase (decrease) in net assets ................................... (80,479,676) (132,486,481)
Net assets:
Beginning of period ..................................................... 347,360,465 479,846,946
End of period .......................................................... $266,880,789 $347,360,465

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)
Franklin Real Estate Securities Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Real Estate Securities Fund
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Fund
offers four classes of shares: Class A, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
on its technical merits. As of October 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
October 31, 2023
Year Ended
April 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 766,278 $12,918,967 1,158,136 $21,437,519
Shares issued in reinvestment of distributions .......... 144,561 2,476,449 538,154 9,504,505
Shares redeemed ............................... (1,919,548) (32,554,538) (3,252,452) (59,311,435)
Net increase (decrease) .......................... (1,008,709) $(17,159,122) (1,556,162) $(28,369,411)
1. Organization and Significant Accounting Policies
(continued)
b Income and Deferred Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
October 31, 2023
Year Ended
April 30, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 71,250 $1,100,518 54,595 $950,454
Shares issued in reinvestment of distributions .......... 3,567 56,596 21,661 355,028
Shares redeemed
a
.............................. (179,154) (2,800,455) (384,083) (6,526,605)
Net increase (decrease) .......................... (104,337) $(1,643,341) (307,827) $(5,221,123)
Class R6 Shares:
Shares sold ................................... 214,818 $3,764,398 633,345 $11,867,713
Shares issued in reinvestment of distributions .......... 13,083 228,842 35,113 633,184
Shares redeemed ............................... (1,139,397) (20,359,478) (400,483) (7,475,689)
Net increase (decrease) .......................... (911,496) $(16,366,238) 267,975 $5,025,208
Advisor Class Shares:
Shares sold ................................... 130,717 $2,264,373 466,856 $8,697,473
Shares issued in reinvestment of distributions .......... 18,202 317,615 70,388 1,264,297
Shares redeemed ............................... (564,255) (9,898,937) (1,125,779) (20,338,583)
Net increase (decrease) .......................... (415,336) $(7,316,949) (588,535) $(10,376,813)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
For the period ended October 31, 2023, the annualized gross effective investment management fee rate was 0.530% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2023, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$123,798 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,944
CDSC retained .............................................................................. $2,291
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2024.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
At October 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions and wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.035% $1,407,381 $21,216,679 $(22,250,061) $— $— $373,999 373,999 $29,757
Total Affiliated Securities ... $1,407,381 $21,216,679 $(22,250,061) $— $— $373,999 $29,757
Cost of investments .......................................................................... $222,134,091
Unrealized appreciation ........................................................................ $74,941,580
Unrealized depreciation ........................................................................ (30,833,050)
Net unrealized appreciation (depreciation) .......................................................... $44,108,530
3 . Transactions with Affiliates (continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2023, aggregated
$27,024,220 and $68,976,954, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2023, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At October 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedule of Investments.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Real Estate Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Real Estate Securities Fund
(continued)
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

192 S 12/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Real Estate Securities Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.    N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 21, 2023